Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 26, 2021	Sep. 27, 2021	Jun. 27, 2021	Jun. 28, 2020
Leases (Details) [Line Items]
Other long-term liabilities			$ 34,482	$ 33,128
Deferred Lease Income, after Accumulated Amortization		$ 37,838	$ 34,609
Capital lease agreements, description	we deferred $10,402 of future minimum rental payments under non-cancellable operating lease agreements and $12,061 of capital lease agreements under our master lease agreements from fiscal 2021 to be paid in fiscal years 2023, 2024 and 2025, at an interest rate of LIBOR plus 3% per annum. These deferrals are included in other long-term liabilities in the consolidated balance sheets, and are excluded from the table above.
Capital lease liability	$ 41
Minimum [Member]
Leases (Details) [Line Items]
Leases terms	10 years
Maximum [Member]
Leases (Details) [Line Items]
Leases terms	15 years